General (Details)			1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 13, 2023 USD ($) shares	Dec. 14, 2022 $ / shares	Sep. 30, 2022 USD ($) shares	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Mar. 12, 2024 USD ($) $ / shares	Dec. 31, 2023 ₪ / shares	Oct. 24, 2023 $ / shares	Dec. 31, 2022 ₪ / shares shares	Nov. 25, 2022 $ / shares	Sep. 20, 2022 $ / shares	Sep. 16, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
General [Line Items]
Annual gross revenues exceed					$ 1,235,000,000
Ordinary shares warrants held by non-affiliates					700,000,000
Non-convertible debt securities					1,000,000,000
Revenues					82,000	$ 45,000	$ 142,000
Ordinary share par value (in New Shekels per share) | ₪ / shares									₪ 0.01		₪ 0.01
Raised net proceeds			$ 13,300,000
Net proceeds from secondary				$ 1,700,000
Accumulated losses					$ 21,200,000
Ordinary shares (in Shares) | shares					20,387,428						15,049,720			40,000
Exercise price (in Dollars per share) | $ / shares													$ 2
Warrant exercised (in Shares) | shares														40,000
Gross proceeds					$ 16,000,000
Underwriting net proceed					14,900,000
Underwriting discounts and commissions					1,100,000
Secondary ordinary share (in Shares) | shares	4,444,444
Proceeds from ordinary shares	$ 2,000,000
Net proceeds	$ 1,700,000
IPO [Member]
General [Line Items]
Ordinary share par value (in New Shekels per share) | ₪ / shares									0.01
Ordinary shares (in Shares) | shares			3,750,000
Gross after other IPO expenses					$ 13,300,000
Over-Allotment Option [Member]
General [Line Items]
Ordinary shares (in Shares) | shares			1,125,000
Ordinary Share [Member]
General [Line Items]
Ordinary share par value (in New Shekels per share) | ₪ / shares									₪ 0.01		₪ 0.01
Ordinary shares (in Shares) | shares							241,533				4,666				15,430	111,142
Ordinary share price (in Dollars per share) | $ / shares										$ 1		$ 1
Subsequent Event [Member]
General [Line Items]
Share price (in Dollars per share) | $ / shares								$ 0.445
Warrant price								$ 0.0682
Warrant [Member]
General [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 4
Exercise price of warrants (in Dollars per share) | $ / shares		$ 2
Warrant [Member] | Over-Allotment Option [Member]
General [Line Items]
Warrants (in Shares) | shares			1,125,000
Mudra Inspire Development Kits Member
General [Line Items]
Revenues					$ 84,000